UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
ARGENTINA — 3.3%
MercadoLibre	32,500	$3,816,475

BELGIUM — 1.4%
UCB	28,900	1,665,726

BRAZIL — 4.6%
BM&F Bovespa	416,400	2,248,690
Cielo	59,700	1,471,729
Natura Cosmeticos	42,100	842,055
Raia Drogasil	93,900	788,211

		5,350,685

CHINA — 6.0%
Baidu (Cayman Islands) Holding ADR *	44,700	5,914,257
Tingyi (Cayman Islands) Holding	398,800	986,253

		6,900,510

INDIA — 4.4%
Asian Paints	135,000	1,132,863
ITC	488,300	2,744,052
Jubilant Foodworks *	34,700	642,411
Titan Industries	143,400	621,192

		5,140,518

ITALY — 2.1%
Prada	259,400	2,421,548

NETHERLANDS — 6.4%
ASML Holding ADR, Cl G	61,100	5,492,890
Koninklijke Vopak	34,100	1,963,853

		7,456,743

SOUTH AFRICA — 4.2%
Naspers, Cl N	57,300	4,796,926

SWITZERLAND — 2.3%
SGS	1,150	2,603,328

THAILAND — 2.1%
CP ALL	2,203,700	2,464,201

UNITED KINGDOM — 8.2%
ARM Holdings	408,200	5,433,559
Petrofac	202,800	4,050,755

		9,484,314

UNITED STATES — 51.5%
Allergan	36,700	3,344,104
Amazon.com *	17,700	5,331,594
Biogen Idec *	12,500	2,726,625
BioMarin Pharmaceutical *	61,300	3,963,045

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (continued)
Cerner *	55,100	$2,699,900
Charles Schwab	80,000	1,767,200
Facebook, Cl A *	121,700	4,482,211
FMC Technologies *	37,400	1,993,420
Google, Cl A *	4,450	3,949,820
Intuitive Surgical *	4,500	1,746,000
Las Vegas Sands	63,500	3,528,695
Monsanto	33,400	3,299,252
National Oilwell Varco	29,700	2,084,049
NIKE, Cl B	40,500	2,548,260
Praxair	1,271	152,736
priceline.com *	2,500	2,189,175
Salesforce.com *	108,000	4,725,000
Schlumberger	43,400	3,529,722
Visa, Cl A	31,800	5,628,918

		59,689,726

TOTAL COMMON STOCK (Cost $98,135,106)		111,790,700

TOTAL INVESTMENTS — 96.5% (Cost $98,135,106)†		$111,790,700

Percentages are based on Net Assets of $115,844,974.
*	Non-income producing security.

ADR — American Depository Receipt

Cl — Class

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $98,135,106, and the unrealized appreciation and depreciation were $16,978,236 and $(3,322,642), respectively.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended July 31, 2013, there were no transfers from Level 1 to Level 2 or from Level 2 to Level 1. During the period ended July 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statement.

SAN-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013